Notes Related to the Unaudited Interim Condensed Consolidated Statement of Financial Position - Summary of Trade Payables and Other Current Liabilities (Details) - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021
Disclosure Of Detailed Information Of Financial Position [Abstract]
Vendors	€ 2,493	€ 2,485
Vendors - accruals	9,501	11,669
Total trade and other payables	11,994	14,154
Social liabilities, taxation and social security	6,682	3,716
Fixed assets payables	97	2
Deferred revenue	61	93
Other payables	67	59
Total other current liabilities	€ 6,907	€ 3,870